Other receivables (Detail Textuals)	Jun. 30, 2013 USD ($)	Jan. 26, 2013 Pingdingshan Rural Credit Cooperative Union ("PRCCU") Hongli USD ($)	Jan. 26, 2013 Pingdingshan Rural Credit Cooperative Union ("PRCCU") Hongli CNY
Other Receivables [Line Items]
Security deposit for auction	$ 3,236,000	$ 3,236,000	20,000,000
Value of financial instrument		$ 19,400,000	120,000,000